Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Malvern Funds
Entity Central Index Key	0000836906
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000157008 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Institutional Intermediate-Term Bond Fund
Class Name	Institutional Plus Shares
Trading Symbol	VIITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Institutional Intermediate-Term Bond Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund’s outperformance was driven by overweight positions in credit sectors such as U.S. corporate bonds rated A and BBB, asset-backed securities, and commercial-mortgage-backed securities, as well as an underweight position in U.S. Treasuries. Duration, which was traded tactically but without straying far from the benchmark during the fiscal year, added some value.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2015, Through September 30, 2025
Initial Investment of $10,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	4.20%	1.00%	2.13%
Bloomberg U.S. Intermediate Aggregate ex Baa Index	3.64%	0.32%	1.68%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 31,581,000,000
Holdings Count | Holding	2,438
Advisory Fees Paid, Amount	$ 3,840,000
Investment Company Portfolio Turnover	169.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$31,581
Number of Portfolio Holdings	2,438
Portfolio Turnover Rate	169%
Total Investment Advisory Fees (in thousands)	$3,840

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of September 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	22.4%
Corporate Bonds	29.1%
Sovereign Bonds	2.9%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	39.5%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(0.8%)
Other Assets and Liabilities—Net	6.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000157009 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Institutional Short-Term Bond Fund
Class Name	Institutional Plus Shares
Trading Symbol	VISTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Institutional Short-Term Bond Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund’s outperformance was driven by overweight positions in credit sectors such as U.S. corporate bonds rated A and BBB, asset-backed securities, and commercial mortgage-backed securities, as well as an underweight position in U.S. Treasuries. Duration was traded tactically but without straying far from the benchmark during the fiscal year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2015, Through September 30, 2025
Initial Investment of $10,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	4.68%	2.15%	2.31%
Bloomberg U.S. Government/Credit 1–3 Year ex Baa Index	4.01%	1.66%	1.82%
Bloomberg U.S. Aggregate Float Adjusted Index	2.90%	-0.44%	1.88%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 6,182,000,000
Holdings Count | Holding	774
Advisory Fees Paid, Amount	$ 458,000
Investment Company Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$6,182
Number of Portfolio Holdings	774
Portfolio Turnover Rate	126%
Total Investment Advisory Fees (in thousands)	$458

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of September 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	41.8%
Corporate Bonds	29.9%
Sovereign Bonds	3.2%
U.S. Government and Agency Obligations	23.8%
Other Assets and Liabilities—Net	1.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000166995 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Core Bond Fund
Class Name	Admiral™ Shares
Trading Symbol	VCOBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Core Bond Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund outperformed its benchmark partly by carrying overweight positions in high-quality and investment-grade credit. Exposure to global agencies, an overweight position in mortgage-backed securities, and exposure to short-dated emerging markets bonds also contributed. Positioning within Treasury Inflation-Protected Securities was a minor detractor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: March 28, 2016, Through September 30, 2025
Initial Investment of $50,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (3/28/2016)
Admiral Shares	3.55%	-0.03%	2.22%
Bloomberg U.S. Aggregate Float Adjusted Index	2.90%	-0.44%	1.77%

Performance Inception Date	Mar. 28, 2016
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 17,503,000,000
Holdings Count | Holding	3,058
Advisory Fees Paid, Amount	$ 2,805,000
Investment Company Portfolio Turnover	367.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$17,503
Number of Portfolio Holdings	3,058
Portfolio Turnover Rate	367%
Total Investment Advisory Fees (in thousands)	$2,805

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of September 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	12.1%
Corporate Bonds	29.3%
Floating Rate Loan Interests	0.0%
Sovereign Bonds	12.3%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	42.8%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(3.2%)
Other Assets and Liabilities—Net	6.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000166996 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Core Bond Fund
Class Name	Investor Shares
Trading Symbol	VCORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Core Bond Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund outperformed its benchmark partly by carrying overweight positions in high-quality and investment-grade credit. Exposure to global agencies, an overweight position in mortgage-backed securities, and exposure to short-dated emerging markets bonds also contributed. Positioning within Treasury Inflation-Protected Securities was a minor detractor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: March 28, 2016, Through September 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (3/28/2016)
Investor Shares	3.45%	-0.13%	2.11%
Bloomberg U.S. Aggregate Float Adjusted Index	2.90%	-0.44%	1.77%

Performance Inception Date	Mar. 28, 2016
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 17,503,000,000
Holdings Count | Holding	3,058
Advisory Fees Paid, Amount	$ 2,805,000
Investment Company Portfolio Turnover	367.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$17,503
Number of Portfolio Holdings	3,058
Portfolio Turnover Rate	367%
Total Investment Advisory Fees (in thousands)	$2,805

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of September 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	12.1%
Corporate Bonds	29.3%
Floating Rate Loan Interests	0.0%
Sovereign Bonds	12.3%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	42.8%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(3.2%)
Other Assets and Liabilities—Net	6.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000231055 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Multi-Sector Income Bond Fund
Class Name	Investor Shares
Trading Symbol	VMSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Multi-Sector Income Bond Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund’s performance was driven primarily by bottom-up security selection within the high-yield, emerging markets, and investment-grade corporate sectors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 12, 2021, Through September 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception (10/12/2021)
Investor Shares	6.16%	3.15%
Spliced Multisector Income Bond Composite Index*	5.95%	2.63%
Bloomberg Multi-Sector Income Bond Composite Index	6.31%	2.72%
Bloomberg U.S. Universal Bond Index	3.40%	0.14%
*	The Fund’s primary benchmark is different from the one used for the immediately preceding fiscal year to better align with the Fund’s allocation to structured products.

Performance Inception Date	Oct. 12, 2021
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 377,000,000
Holdings Count | Holding	1,268
Advisory Fees Paid, Amount	$ 67,000
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$377
Number of Portfolio Holdings	1,268
Portfolio Turnover Rate	118%
Total Investment Advisory Fees (in thousands)	$67

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of September 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	8.1%
Corporate Bonds	65.8%
Floating Rate Loan Interests	2.6%
Sovereign Bonds	9.5%
U.S. Government and Agency Obligations	10.3%
Other Assets and Liabilities—Net	3.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
The Fund's principal investment strategy was modified to add that the Fund may invest in structured products. Prepayment risk, management of certain similar funds risk, and structured products risk were added as principal risks.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]	The Fund's principal investment strategy was modified to add that the Fund may invest in structured products.
Material Fund Change Risks Change [Text Block]	Prepayment risk, management of certain similar funds risk, and structured products risk were added as principal risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000231054 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Multi-Sector Income Bond Fund
Class Name	Admiral™ Shares
Trading Symbol	VMSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Multi-Sector Income Bond Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund’s performance was driven primarily by bottom-up security selection within the high-yield, emerging markets, and investment-grade corporate sectors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 12, 2021, Through September 30, 2025
Initial Investment of $50,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception (10/12/2021)
Admiral Shares	6.27%	3.25%
Spliced Multisector Income Bond Composite Index*	5.95%	2.63%
Bloomberg Multi-Sector Income Bond Composite Index	6.31%	2.72%
Bloomberg U.S. Universal Bond Index	3.40%	0.14%
*	The Fund’s primary benchmark is different from the one used for the immediately preceding fiscal year to better align with the Fund’s allocation to structured products.

Performance Inception Date	Oct. 12, 2021
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 377,000,000
Holdings Count | Holding	1,268
Advisory Fees Paid, Amount	$ 67,000
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$377
Number of Portfolio Holdings	1,268
Portfolio Turnover Rate	118%
Total Investment Advisory Fees (in thousands)	$67

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of September 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	8.1%
Corporate Bonds	65.8%
Floating Rate Loan Interests	2.6%
Sovereign Bonds	9.5%
U.S. Government and Agency Obligations	10.3%
Other Assets and Liabilities—Net	3.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
The Fund's principal investment strategy was modified to add that the Fund may invest in structured products. Prepayment risk, management of certain similar funds risk, and structured products risk were added as principal risks.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]	The Fund's principal investment strategy was modified to add that the Fund may invest in structured products.
Material Fund Change Risks Change [Text Block]	Prepayment risk, management of certain similar funds risk, and structured products risk were added as principal risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000231056 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Core-Plus Bond Fund
Class Name	Admiral™ Shares
Trading Symbol	VCPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Core-Plus Bond Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund outperformed its benchmark by carrying an overweight position in high-quality and investment-grade credit. Exposure to global agencies, an overweight position to mortgage-backed securities, and exposure to short-dated emerging markets bonds also contributed. Positioning within Treasury Inflation-Protected Securities was a minor detractor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 25, 2021, Through September 30, 2025
Initial Investment of $50,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception (10/25/2021)
Admiral Shares	3.99%	0.65%
Bloomberg U.S. Universal Bond Index	3.40%	0.17%

Performance Inception Date	Oct. 25, 2021
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 820,000,000
Holdings Count | Holding	2,307
Advisory Fees Paid, Amount	$ 137,000
Investment Company Portfolio Turnover	384.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$820
Number of Portfolio Holdings	2,307
Portfolio Turnover Rate	384%
Total Investment Advisory Fees (in thousands)	$137

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of September 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	11.8%
Corporate Bonds	32.2%
Floating Rate Loan Interests	0.3%
Sovereign Bonds	18.0%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	34.9%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(3.8%)
Other Assets and Liabilities—Net	6.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000231057 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Core-Plus Bond Fund
Class Name	Investor Shares
Trading Symbol	VCPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Core-Plus Bond Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund outperformed its benchmark by carrying an overweight position in high-quality and investment-grade credit. Exposure to global agencies, an overweight position to mortgage-backed securities, and exposure to short-dated emerging markets bonds also contributed. Positioning within Treasury Inflation-Protected Securities was a minor detractor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 25, 2021, Through September 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception (10/25/2021)
Investor Shares	3.88%	0.56%
Bloomberg U.S. Universal Bond Index	3.40%	0.17%

Performance Inception Date	Oct. 25, 2021
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 820,000,000
Holdings Count | Holding	2,307
Advisory Fees Paid, Amount	$ 137,000
Investment Company Portfolio Turnover	384.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$820
Number of Portfolio Holdings	2,307
Portfolio Turnover Rate	384%
Total Investment Advisory Fees (in thousands)	$137

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of September 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	11.8%
Corporate Bonds	32.2%
Floating Rate Loan Interests	0.3%
Sovereign Bonds	18.0%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	34.9%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(3.8%)
Other Assets and Liabilities—Net	6.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000246714 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Core Bond ETF
Class Name	ETF Shares
Trading Symbol	VCRB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Core Bond ETF (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund outperformed its benchmark by carrying an overweight position in high-quality and investment-grade credit. Exposure to global agencies, an overweight position to mortgage-backed securities, and exposure to short-dated emerging markets bonds also contributed. Positioning within Treasury Inflation-Protected Securities was a minor detractor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 12, 2023, Through September 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception (12/12/2023)
ETF Shares Net Asset Value	3.58%	6.66%
ETF Shares Market Price	3.52%	6.73%
Bloomberg U.S. Aggregate Float Adjusted Index	2.90%	5.56%

Performance Inception Date	Dec. 12, 2023
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 4,114,000,000
Holdings Count | Holding	2,727
Advisory Fees Paid, Amount	$ 527,000
Investment Company Portfolio Turnover	426.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$4,114
Number of Portfolio Holdings	2,727
Portfolio Turnover Rate	426%
Total Investment Advisory Fees (in thousands)	$527

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of September 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	10.8%
Corporate Bonds	30.4%
Floating Rate Loan Interests	0.0%
Sovereign Bonds	11.5%
Taxable Municipal Bonds	0.0%
U.S. Government and Agency Obligations	44.5%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(3.0%)
Other Assets and Liabilities—Net	5.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000246715 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Core-Plus Bond ETF
Class Name	ETF Shares
Trading Symbol	VPLS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Core-Plus Bond ETF (the "Fund") for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended September 30, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund outperformed its benchmark by carrying an overweight position in high-quality and investment-grade credit. Exposure to global agencies, an overweight position to mortgage-backed securities, and exposure to short-dated emerging markets bonds also contributed. Positioning within Treasury Inflation-Protected Securities was a minor detractor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 6, 2023, Through September 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception (12/6/2023)
ETF Shares Net Asset Value	4.02%	6.99%
ETF Shares Market Price	3.79%	7.09%
Bloomberg U.S. Universal Bond Index	3.40%	5.91%

Performance Inception Date	Dec. 06, 2023
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 841,000,000
Holdings Count | Holding	2,325
Advisory Fees Paid, Amount	$ 104,000
Investment Company Portfolio Turnover	392.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$841
Number of Portfolio Holdings	2,325
Portfolio Turnover Rate	392%
Total Investment Advisory Fees (in thousands)	$104

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of September 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	9.6%
Corporate Bonds	31.9%
Floating Rate Loan Interests	0.4%
Sovereign Bonds	14.9%
Taxable Municipal Bonds	0.0%
U.S. Government and Agency Obligations	41.5%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(3.3%)
Other Assets and Liabilities—Net	5.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000261170 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Multi-Sector Income Bond ETF
Class Name	ETF Shares
Trading Symbol	VGMS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Multi-Sector Income Bond ETF (the "Fund") for the period of June 9, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$9[1]	0.30%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.30%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  From its inception on June 9, 2025, through September 30, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund, which is actively managed, seeks to provide total return while generating a moderate to high level of current income. It provides diversified exposure primarily to investment-grade and below-investment-grade U.S. bonds, with selective exposure to debt from other countries, including emerging markets.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: June 9, 2025, Through September 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
Since Inception (6/9/2025)
ETF Shares Net Asset Value	4.29%
ETF Shares Market Price	4.62%
Multisector Income Bond Composite Index	3.74%
Bloomberg U.S. Universal Bond Index	3.93%

Performance Inception Date	Jun. 09, 2025
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 112,000,000
Holdings Count | Holding	616
Advisory Fees Paid, Amount	$ 1,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$112
Number of Portfolio Holdings	616
Portfolio Turnover Rate	28%
Total Investment Advisory Fees (in thousands)	$1

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of September 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	9.9%
Corporate Bonds	73.6%
Floating Rate Loan Interests	2.7%
Sovereign Bonds	9.9%
U.S. Government and Agency Obligations	3.8%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000261811 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Inflation-Protected Securities ETF
Class Name	ETF Shares
Trading Symbol	VTP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total Inflation-Protected Securities ETF (the "Fund") for the period of July 7, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$1[1]	0.05%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.

Expenses Paid, Amount	$ 1	[3]
Expense Ratio, Percent	0.05%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  From its inception on July 7, 2025, through September 30, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund seeks to track the performance of an index of the full market of U.S. Treasury Inflation-Protected Securities (TIPS). It is designed for long-term investors to generate returns more closely correlated with realized inflation. Given the Fund’s longer duration relative to a shorter-duration TIPS fund, it has the potential for higher total returns but can have higher real interest rate risk.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: July 7, 2025, Through September 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
Since Inception (7/7/2025)
ETF Shares Net Asset Value	2.47%
ETF Shares Market Price	2.54%
ICE US Treasury Inflation Linked Bond Index	2.47%
Bloomberg U.S. Aggregate Bond Index	2.75%

Performance Inception Date	Jul. 07, 2025
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 25,000,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$25
Number of Portfolio Holdings	49
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
Distribution by Stated Maturity % of Net Asset (as of September 30, 2025)
0 - 5 Years	51.0%
5 - 10 Years	33.9%
10 - 15 Years	0.6%
15 - 20 Years	5.6%
20 - 25 Years	3.3%
Over 25 Years	4.6%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

C000261812 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Treasury ETF
Class Name	ETF Shares
Trading Symbol	VTG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total Treasury ETF (the "Fund") for the period of July 7, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$1[1]	0.03%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.

Expenses Paid, Amount	$ 1	[5]
Expense Ratio, Percent	0.03%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  From its inception on July 7, 2025, through September 30, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund seeks to track the performance of an index, providing broad diversified exposure to the U.S. Treasury bond market across maturity levels. It provides current income and high credit quality.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: July 7, 2025, Through September 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
Since Inception (7/7/2025)
ETF Shares Net Asset Value	2.34%
ETF Shares Market Price	2.37%
Bloomberg U.S. Treasury Index	2.33%
Bloomberg U.S. Aggregate Bond Index	2.75%

Performance Inception Date	Jul. 07, 2025
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 21,000,000
Holdings Count | Holding	279
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$21
Number of Portfolio Holdings	279
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
Distribution by Stated Maturity % of Net Asset (as of September 30, 2025)
0 - 5 Years	55.6%
5 - 10 Years	23.0%
10 - 15 Years	1.0%
15 - 20 Years	8.0%
20 - 25 Years	3.7%
Over 25 Years	7.5%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

C000261813 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Government Securities Active ETF
Class Name	ETF Shares
Trading Symbol	VGVT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Government Securities Active ETF (the "Fund") for the period of July 7, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last period?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2[1]	0.10%[2]
[1]	Costs would be higher for a full year.
[2]	Annualized.

Expenses Paid, Amount	$ 2	[7]
Expense Ratio, Percent	0.10%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  From its inception on July 7, 2025, through September 30, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund seeks to outperform its benchmark, which is composed of the full Treasury and agency debenture universe through a portfolio-manager-driven process that uses both top-down and bottom-up inputs.
  From the Fund’s inception through September 30, 2025, its outperformance was driven by overweight positions in agency commercial mortgage-backed securities while maintaining an underweight position in U.S. Treasuries. Duration was traded tactically but without straying far from the benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: July 7, 2025, Through September 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
Since Inception (7/7/2025)
ETF Shares Net Asset Value	2.46%
ETF Shares Market Price	2.45%
Bloomberg U.S. Government Total Return Index	2.32%
Bloomberg U.S. Aggregate Bond Index	2.75%

Performance Inception Date	Jul. 07, 2025
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 17,000,000
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of September 30, 2025)
Fund Net Assets (in millions)	$17
Number of Portfolio Holdings	196
Portfolio Turnover Rate	141%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]
Distribution by Stated Maturity % of Net Asset (as of September 30, 2025)
0 - 5 Years	47.4%
5 - 10 Years	23.3%
10 - 15 Years	2.5%
15 - 20 Years	5.9%
20 - 25 Years	6.3%
Over 25 Years	13.5%
Other Assets and Liabilities—Net	1.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

[1]	Costs would be higher for a full year.
[2]	Annualized.
[3]	Costs would be higher for a full year.
[4]	Annualized.
[5]	Costs would be higher for a full year.
[6]	Annualized.
[7]	Costs would be higher for a full year.
[8]	Annualized.